Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	December 31, 2018	December 31, 2017
Cash on hand	8	7
Cash at banks, including
— in Russian rubles	360	617
— in U.S. dollars	766	1,377
— in euro	596	305
— in other currencies	164	146

Total cash and cash equivalents	1,894	2,452

Less allowance for expected credit losses	(91)	—

Total cash and cash equivalents, net	1,803	2,452

Reconciliation Between the Changes in Liabilities Arising from Financing Activities

Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash changes:

	Loans and borrowings	Finance lease liabilities	Deferred payments for acquisition of assets	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2015	495,982	13,988	—	—	—	14,799
Cash flows	(70,084)	(5,217)	—	34,300	—	(4,732)
Foreign exchange movement	(25,303)	(351)	—	—	—	(2,035)
Other changes, including interest	45,214	2,176	1,052	1,898	—	—
At December 31, 2016	445,809	10,596	1,052	36,198	—	8,032
Cash flows	(42,480)	(4,801)	(455)	—	—	(3,652)
Foreign exchange movement	(3,942)	(67)	—	—	—	(370)
Changes in fair value	—	—	—	—	(81)	—
Other changes, including interest	40,506	3,626	1,083	4,062	815	—
At December 31, 2017	439,893	9,354	1,680	40,260	734	4,010
Cash flows	(52,951)	(3,892)	(629)	—	(442)	(3,968)
Foreign exchange movement	24,167	83	—	—	—	339
Changes in fair value	—	—	—	—	(292)	—
Other changes, including interest	7,723	2,748	379	3,796	—	—
At December 31, 2018	418,832	8,293	1,430	44,056	—	381